Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Liabilities	$ 1,830	$ 1,680
Put Option
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Liabilities	1,830	1,680
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Liabilities	1,830	1,680
Fair Value, Inputs, Level 3 | Put Option
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Liabilities	$ 1,830	$ 1,680